Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities - Estimated Fair Values of Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Cash and cash equivalents	$ 30,080	$ 82,999
Loans, net of allowance	458,823	450,699
Federal Home Loan Bank stock	2,499	3,704
Accrued interest receivable	3,403	2,345
Financial liabilities
Deposits	649,913	605,136
Securities sold under repurchase agreements	18,106	15,701
Subordinated debentures	23,726	23,665
Interest payable	304	180
Fair Value, Inputs, Level 1
Financial assets
Cash and cash equivalents	30,080	82,999
Loans, net of allowance	0	0
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Securities sold under repurchase agreements	0	0
Subordinated debentures	0	0
Interest payable	0	0
Fair Value, Inputs, Level 2
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	0	0
Federal Home Loan Bank stock	2,499	3,704
Accrued interest receivable	3,403	2,345
Financial liabilities
Deposits	646,455	605,855
Securities sold under repurchase agreements	18,106	15,701
Subordinated debentures	24,454	23,575
Interest payable	304	180
Fair Value, Inputs, Level 3
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	444,704	459,031
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Securities sold under repurchase agreements	0	0
Subordinated debentures	0	0
Interest payable	$ 0	$ 0